Securitizations and Variable Interest Entities, Key Economic Assumptions - Mortgage Servicing Rights (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Residential mortgage servicing rights [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of interests held	$ 12,738	$ 15,580
Expected weighted-average life (in years)	5 years 8 months 12 days	6 years 4 months 24 days
Key economic assumptions:
Prepayment speed assumption	12.50%	10.70%
Decrease in fair value from:
10% adverse change	738	864
25% adverse change	1,754	2,065
Discount rate assumption	7.60%	7.80%
Decrease in fair value from:
100 basis point increase	617	840
200 basis point increase	1,178	1,607
Cost to service assumption ($ per loan)	179	191
Decrease in fair value from:
10% adverse change	579	636
25% adverse change	1,433	1,591
Interest-Only Strips [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of interests held	117	135
Expected weighted-average life (in years)	3 years 10 months 24 days	3 years 9 months 18 days
Key economic assumptions:
Prepayment speed assumption	11.40%	10.70%
Decrease in fair value from:
10% adverse change	2	3
25% adverse change	6	7
Discount rate assumption	18.70%	18.30%
Decrease in fair value from:
100 basis point increase	2	2
200 basis point increase	4	5
Subordinated bonds [Member] | Consumer Securitizations [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of interests held	36	39
Expected weighted-average life (in years)	5 years 6 months	5 years 10 months 24 days
Key economic assumptions:
Prepayment speed assumption	7.10%	6.70%
Decrease in fair value from:
10% adverse change	0	0
25% adverse change	0	0
Discount rate assumption	3.90%	4.40%
Decrease in fair value from:
100 basis point increase	2	2
200 basis point increase	3	4
Decrease in fair value from:
Credit loss assumption	0.40%	0.40%
Decrease in fair value from:
10% higher losses	0	0
25% higher losses	0	0
Subordinated bonds [Member] | Commercial Securitizations [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of interests held	294	283
Expected weighted-average life (in years)	2 years 10 months 24 days	3 years 7 months 6 days
Decrease in fair value from:
Discount rate assumption	4.70%	4.50%
Decrease in fair value from:
100 basis point increase	8	30
200 basis point increase	15	38
Decrease in fair value from:
Credit loss assumption	4.10%	14.20%
Decrease in fair value from:
10% higher losses	3	29
25% higher losses	10	39
Senior bonds [Member] | Commercial Securitizations [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of interests held	546	587
Expected weighted-average life (in years)	6 years 2 months 12 days	6 years 3 months 18 days
Decrease in fair value from:
Discount rate assumption	2.80%	3.60%
Decrease in fair value from:
100 basis point increase	29	30
200 basis point increase	55	58
Decrease in fair value from:
Credit loss assumption	0.00%	0.00%
Decrease in fair value from:
10% higher losses	0	0
25% higher losses	$ 0	$ 1